Income Taxes Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect, By Expiration Dates (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013 through 2017 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	$ 6
United States and local income tax credit carryforward - net of federal tax effect	7
2018 through 2022 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	12
United States and local income tax credit carryforward - net of federal tax effect	10
2023 through 2027 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	15
United States and local income tax credit carryforward - net of federal tax effect	6
2028 through 2032 [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	7
United States and local income tax credit carryforward - net of federal tax effect	4
Not subject to expiration [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	0
United States and local income tax credit carryforward - net of federal tax effect	4
Valuation allowance [Member]
Income Tax Loss and Tax Credit Carryforwards, State and Local, Net of Federal Tax Effect [Line Items]
United States federal deferred income tax assets for income tax loss carryforwards	(16)
United States and local income tax credit carryforward - net of federal tax effect	$ (15)